Each series of the Trust operates as an exchange traded fund. As a result, each Trust is heavily reliant on exemptive relief under the Act and the Exchange Act. Noted below are the exemptive orders that the Trust relies upon, or in the case of exemptive relief from Section 12(d)(1) will rely upon if the facts warrant it. Exemptive relief of general applicability to ETFs as a class, but not expressly issued to the Trust, is not included.

1.	Investment Company Act Release No. 32025 (March 8, 2016) (relief for “Self-Indexing Trust”);

2.	Investment Company Act Release No. 27743 (February 27, 2007) (relief allowing investment companies to acquire shares of the Funds in excess of the limitations of Section 12(d)(1));

3.	Investment Company Act Release No. 28813 (July 7, 2009) (relief permitting Fund of Funds relying on Section 12(d)(1)(G) to invest in “other investments”);

4.

Investment Company Act Release No. 30238 (October 23, 2012) (relief allowing the Funds to invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1) )(“2012 Order”); and

5.	Investment Company Act Release No. 32035 (March 22, 2016) (amending 2012 Order to also permit investments in business development companies).